CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)		Total shareholder's equity	Preferred shares	Ordinary shares		Additional paid-in capital [1]	Statutory reserve	Retained earnings / (accumulated deficit)	Accumulated other comprehensive (loss)/income	Non-controlling interests	Total
Balance at beginning at Dec. 31, 2022		$ 25,932,857		$ 2,059	[1]	$ 18,850,677	$ 4,395,319	$ 3,961,236	$ (1,276,434)	$ (155,594)	$ 25,777,263
Balance at beginning (in shares) at Dec. 31, 2022	[1]			20,588,236
Increase (Decrease) in Stockholders' Equity
Net income (loss)		10,545,978						10,545,978		112,205	10,658,183
Appropriation of statutory reserve							113,047	(113,047)			100,000
Foreign currency translation adjustments		(728,688)							(728,688)		(728,688)
Balance at ending at Dec. 31, 2023		35,750,147		$ 2,059	[1]	18,850,677	4,508,366	14,394,167	(2,005,122)	(43,389)	35,706,758
Balance at ending (in shares) at Dec. 31, 2023	[1]			20,588,236
Increase (Decrease) in Stockholders' Equity
Net income (loss)		12,453,369						12,453,369		144,729	12,598,098
PIPE financing		2,900,000	$ 29			2,899,971					2,900,000
PIPE financing (in shares)			290,000
Capitalization of PIPE financing costs		(2,900,000)				(2,900,000)					(2,900,000)
Reverse Recapitalization transaction (in shares)	[1]			4,966,860
Reverse Recapitalization transaction		(7,408,439)		$ 497	[1]	(7,408,936)					(7,408,439)
Appropriation of statutory reserve							82,785	(82,785)			80,000.00
Foreign currency translation adjustments		(1,135,939)							(1,135,939)		(1,135,939)
Balance at ending at Dec. 31, 2024		39,659,138	$ 29	$ 2,556	[1]	11,441,712	4,591,151	26,764,751	(3,141,061)	101,340	39,760,478
Balance at ending (in shares) at Dec. 31, 2024			290,000	25,555,096	[1]
Increase (Decrease) in Stockholders' Equity
Net income (loss)		(27,278,005)						(27,278,005)		(263,119)	(27,541,124)
Stock-based compensation to individuals		13,277,119		$ 456	[1]	13,276,663					13,277,119
Stock-based compensation to individuals (in shares)	[1]			4,563,745
Stock-based payment to third-party companies		4,193,962		$ 63	[1]	4,193,899					4,193,962
Stock-based payment to third-party companies (in shares)	[1]			633,529
Accrual of PIPE dividend		(253,750)				(253,750)					(253,750)
Appropriation of statutory reserve							2,161	(2,161)			2,161
Foreign currency translation adjustments		1,769,167							1,769,167	17,690	1,786,857
Balance at ending at Dec. 31, 2025		$ 31,367,631	$ 29	$ 3,075	[1]	$ 28,658,524	$ 4,593,312	$ (515,415)	$ (1,371,894)	$ (144,089)	$ 31,223,542
Balance at ending (in shares) at Dec. 31, 2025			290,000	30,752,370	[1]

[1]	Shares related information and additional paid-in capital for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).